Shareholders’ Equity (Tables)	12 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
Schedule of Restricted Stock Grants	Following is a summary of the restricted stock grants:
Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2021	12,146	$56.00	$-
Forfeited	(3,750)	$44.80	-
Granted	8,000	$10.80	-
Vested	(11,750)	$48.40	-
Unvested as of June 30, 2022	4,646	$7.20	$-
Forfeited	(2,396)	$5.20	-
Granted	60,500	$2.04	-
Vested	(28,833)	$3.00	-
Unvested as of June 30, 2023	33,917	$1.69	$-
Forfeited	-	$-	-
Granted	58,000	$0.36	-
Vested	(58,000)	$1.18	-
Unvested as of June 30, 2024	33,917	$0.29	$-

Schedule of Warrant Activity	The summary of warrant activity is as follows:
	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2021	641,157	$49.60	3.08
Granted	1,215,788	$52.00	4.02
Forfeited	-	$-	-
Exercised	(3,775)	$22.00	-
June 30, 2022	1,853,170	$35.20	3.00
Granted	1,793,125	$3.20	4.95
Forfeited	-	$-	-
Exercised	(421,312)	$1.21	-
June 30, 2023	3,224,983	$16.75	3.30
Granted	-	$-	-
Forfeited	(500,000)	$53.60	-
Exercised	(106,913)	$0.25	-
June 30, 2024	2,618,070	$8.76	2.89